Financial result, net - Summary of Financial Result Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income Cost [Abstract]
Interest and dividend earned on bank deposits and financial investments	$ 23,757	$ 2,252	$ 264
Foreign exchange gains	6,517	7,321	3,035
Gains from fair value of financial instruments (i)	4,476	4,822	2,317
Gains from short and long-term investments	11,427	9,079	1,614
Other financial income	197	296	184
Financial income	46,374	23,770	7,414
Foreign exchange losses	(16,891)	(8,505)	(4,223)
Losses from fair value of financial instruments (i)	(3,960)	(2,458)	(2,510)
Interest on loans	(4)	(62)	(94)
Interest on lease liabilities	(574)	(671)	(696)
Losses from short and long-term investments	(1,604)	(13,845)	(974)
Adjustment of hyperinflation	(19,369)	(5,175)	(2,274)
Other financial expenses	(965)	(685)	(1,287)
Financial expense	(43,367)	(31,401)	(12,058)
Financial result, net	$ 3,007	$ (7,631)	$ (4,644)